Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation
Share-based compensation charge	¥ 2,343,785	¥ 1,193,945	¥ 4,249,548